SUBSEQUENT EVENTS	9 Months Ended
May 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

Since May 31, 2022, the Company received additional subscriptions for 3,012,000 Units in the Unit offering, for gross proceeds of $4,518,000. Of those subscriptions, 2,672,000 Units, equal to $3,340,000, was in the form of a sale of new mining equipment to the Company, and the remainder was in cash.

On June 24, 2022, the Company amended and restated its LOC agreement with IDI. Under the new amended and restated LOC, the Company is entitled to borrow funds up to the limit of $3,000,000 with a new maturity date of December 1, 2022. All other terms of the prior LOC remained unchanged.